Derivative Instruments - Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships		$ (2.2)	$ (35.2)	$ 17.8
Fair value hedges of securities
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships		4.1	(20.6)	14.1
Fair value hedges of deposits and long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships		(6.3)	(14.6)	3.7
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships		0.0	0.1	(0.1)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	[1]	$ 0.0	$ (0.1)	$ 0.1

[1]	Includes ineffectiveness recorded on foreign exchange hedges.